Taxes on Income (Details) - Schedule of weighted combination of applicable rates	12 Months Ended
Dec. 31, 2020
Percent of Foreign Ownership One [Member]
Taxes on Income (Details) - Schedule of weighted combination of applicable rates [Line Items]
Tax Exemption Period	2/10 years
Reduced Tax Period	5/0 years
Rate of Reduced Tax	25%
Percent of Foreign Ownership	0-25%
Percent of Foreign Ownership Two [Member]
Taxes on Income (Details) - Schedule of weighted combination of applicable rates [Line Items]
Tax Exemption Period	2/10 years
Reduced Tax Period	8/0 years
Rate of Reduced Tax	25%
Percent of Foreign Ownership	25-49%
Percent of Foreign Ownership Three [Member]
Taxes on Income (Details) - Schedule of weighted combination of applicable rates [Line Items]
Tax Exemption Period	2/10 years
Reduced Tax Period	8/0 years
Rate of Reduced Tax	20%
Percent of Foreign Ownership	49-74%
Percent of Foreign Ownership Four [Member]
Taxes on Income (Details) - Schedule of weighted combination of applicable rates [Line Items]
Tax Exemption Period	2/10 years
Reduced Tax Period	8/0 years
Rate of Reduced Tax	15%
Percent of Foreign Ownership	74-90%
Percent of Foreign Ownership Five [Member]
Taxes on Income (Details) - Schedule of weighted combination of applicable rates [Line Items]
Tax Exemption Period	2/10 years
Reduced Tax Period	8/0 years
Rate of Reduced Tax	10%
Percent of Foreign Ownership	90-100%